Related Party Transactions	6 Months Ended
Jun. 30, 2017
Related Party Transactions
Related Party Transactions

9. Related Party Transactions

        The following sets forth significant related parties and their relationships with the Company:

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.
Alibaba	Strategic partner and significant shareholder of the Company.

        Matching loan between Weibo and SINA.

        In January 2017, the Company and its certain subsidiary entered into one-year loan agreements with SINA and SINA's certain subsidiary, pursuant to which the Company is entitled to draw down U.S. dollar-denominated loan from SINA and the SINA subsidiary is entitled to draw down equivalent RMB-denominated loan from the Company's subsidiary, to facilitate each other's business operations. All of the loans carry a fixed rate of interest equal to the current market interest rate as of the dates when the principal was drawn down. As of June 30, 2017, the Company had a U.S. dollar-denominated loan from SINA with principal amount of $60.0 million, and the Company's subsidiary has a RMB-denominated loan to the SINA's subsidiary with principal amount of $60.5 million, respectively. For the six months ended June 30, 2017, interest income that the Group earned from such RMB-denominated loans was $0.9 million, and interest expense that the Group accrued for such U.S. dollar-denominated loans was $0.8 million, respectively.

        The following sets forth significant related party transactions with the Company:

	Six Months Ended June 30,
	2016	2017
	(In thousands, except percentage)
Transactions with SINA
Revenue billed through SINA(1)	$13,301	$25,965
Costs and expenses allocated from SINA(2)	$12,527	$17,612
Interest income on matching loan to SINA	$—	$923
Interest expense on matching loan from SINA	$—	$831

(1)	For the six months ended June 30, 2016 and 2017, the Group billed $13.3 million and $26.0 million, respectively, to third parties through SINA.
(2)

Costs and expenses allocated from SINA represented the charges for certain services provided by SINA's affiliates and charged to the Company using actual cost allocation based on proportional utilization. In addition to the allocated costs and expenses, SINA also billed $11.1 million and $10.4 million for other costs and expenses associated with Weibo's business for the six months ended June 30, 2016 and 2017 respectively.

	Six Months Ended June 30,
	2016	2017
	(In thousands, except percentage)
Transactions with Alibaba
Advertising and marketing services provided to Alibaba	$23,969	$20,987
Services provided by Alibaba	$6,752	$11,594

        The following sets forth related party outstanding balance:

	As of
	December 31, 2016	June 30, 2017
	(In thousands)
Amount due from SINA(3)	$18,565	$—
Amount due to SINA(3)	$—	$2,885
Matching loan to SINA(4)	$—	$61,360
Matching loan from SINA(4)	$—	$60,831
Accounts receivable due from Alibaba	$24,293	$19,187

(3)

The Group uses amount due from/to SINA to settle balances arising from cost and expenses allocated from SINA based on proportional utilization, other expenditures associated with the Weibo business paid by SINA and third-party customer and supplier balances settled through SINA. As of June 30, 2017, the amount due to SINA included a $2.0 million short-term loan from SINA.

(4)	As of June 30, 2017, the outstanding balances of matching loan to/from SINA included the principal amount of loans and the interest income/expense accrued for the six months ended June 30, 2017.

        For the six months ended June 30, 2016 and 2017, advertising and marketing revenues generated from other related parties were $18.4 million and $30.2 million, respectively, and other revenues from other related parties were $0.3 million and $1.9 million, respectively. For the six months ended June 30, 2016 and 2017, the Group received promotional services from other related parties amounting to approximately $4.5 million and $1.5 million, respectively. As of December 31, 2016 and June 30, 2017, amount due from other related parties was $30.1 million and $34.6 million, respectively, and accrued and other liabilities due to other related parties were $9.3 million and $6.4 million, respectively.